UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2015

Date of reporting period:	1/31/2015

Item 1 – Reports to Stockholders –

Performance Discussion: Prudential Core Short-Term Bond Fund

During the fiscal year ended January 31, 2015, the Fund’s net asset value (NAV) experienced minimal volatility and ended the year unchanged. Prices and spreads predominantly held steady across all markets. Rates trended slightly higher over the course of the period as market participants awaited clarity for the ultimate timing of interest rate increases expected in 2015 in the face of a strengthening domestic economy. As a means of reducing the duration of the portfolio, the Fund did utilize interest rate swaps. These swaps did not significantly impact the Fund’s performance.

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2014, at the beginning of the period and held through the six-month period ended January 31, 2015.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,000.80	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,003.20	0.03%	$0.15
Hypothetical	$1,000.00	$1,025.05	0.03%	$0.15

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2015, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2015

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANKER’S ACCEPTANCE
U.S. Bank NA (cost $15,763,635)	0.183%(a)	03/03/15	15,766	$15,763,635

CERTIFICATES OF DEPOSIT 23.8%
Bank of America NA	0.180	02/02/15	175,300	175,300,000
Bank of America NA	0.250	03/20/15	151,000	151,000,000
Bank of America NA	0.250	05/12/15	168,000	168,000,000
Bank of America NA	0.260	02/02/15	211,050	211,050,000
Bank of America NA	0.260	03/09/15	133,000	133,000,000
Bank of Montreal	0.190	04/16/15	326,000	326,000,000
Bank of Montreal	0.248(b)	07/16/15	100,000	100,000,000
Bank of Montreal	0.373(b)	08/12/15	50,000	50,030,576
Bank of Montreal	0.380(b)	09/12/15	75,000	75,051,862
Bank of Montreal	0.395(b)	09/24/15	50,000	50,035,145
Bank of Montreal	0.395(b)	10/01/15	75,000	75,058,210
Bank of Nova Scotia	0.242(b)	08/03/15	89,000	89,000,000
Bank of Nova Scotia	0.265(b)	06/29/15	358,000	358,000,545
Bank of Nova Scotia	0.395(b)	09/28/15	10,000	10,006,902
Bank of Nova Scotia	0.407(b)	07/17/15	9,400	9,405,560
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.210	02/25/15	317,000	317,000,000
BNP Paribas SA	0.486(b)	04/10/15	362,750	362,750,000
Branch Banking & Trust Co.	0.160	02/03/15	437,000	437,000,000
Canadian Imperial Bank of Commerce	0.190	03/11/15	55,000	55,000,000
Canadian Imperial Bank of Commerce	0.232(b)	05/06/15	95,000	95,000,000
Canadian Imperial Bank of Commerce	0.232(b)	05/08/15	100,000	100,000,000
Canadian Imperial Bank of Commerce	0.238(b)	06/17/15	96,000	96,000,000
Canadian Imperial Bank of Commerce	0.259(b)	08/28/15	196,000	196,000,000
Citibank NA	0.180	02/03/15	175,000	175,000,000
Citibank NA	0.240	02/04/15	162,000	162,000,000
Citibank NA	0.250	03/03/15	175,750	175,750,000
Citibank NA	0.250	03/11/15	140,000	140,007,364
Citibank NA	0.250	05/05/15	168,000	168,000,000
Citibank NA	0.277(b)	03/15/15	25,000	25,001,279
DNB Bank ASA	0.210	06/05/15	274,000	274,000,000
DNB Bank ASA	0.270(b)	09/12/15	110,000	110,000,000
HSBC Bank USA NA	0.170	03/27/15	206,530	206,530,000
HSBC Bank USA NA	0.276(b)	10/28/15	183,000	183,000,000
Mizuho Bank Ltd.	0.200	02/09/15	25,000	25,000,000
Mizuho Bank Ltd.	0.220	02/02/15	18,000	18,000,005

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT (Continued)
Nordea Bank AB	0.210%	04/23/15	25,000	$24,999,719
Norinchukin Bank	0.200	02/11/15	45,000	45,000,000
Rabobank Nederland	0.286(b)	05/29/15	4,600	4,600,742
Rabobank Nederland	0.303(b)	04/14/15	321,725	321,725,000
Rabobank Nederland	0.307(b)	07/17/15	81,000	81,000,000
Royal Bank of Canada	0.246(b)	02/12/15	40,000	40,000,000
Royal Bank of Canada	0.268(b)	12/11/15	361,000	361,000,000
Skandinaviska Enskilda Banken AB	0.292(b)	07/10/15	184,725	184,725,000
Skandinaviska Enskilda Banken AB	0.441(b)	03/13/15	97,000	97,018,679
Standard Chartered Bank	0.290	03/03/15	323,000	323,000,000
State Street Bank & Trust Co.	0.190	03/11/15	88,000	88,000,000
State Street Bank & Trust Co.	0.238(b)	03/12/15	89,000	89,000,000
State Street Bank & Trust Co.	0.281(b)	10/01/15	254,700	254,700,000
State Street Bank & Trust Co.	0.296(b)	10/21/15	90,000	90,000,000
Sumitomo Mitsui Banking Corp.	0.210	02/24/15	25,700	25,700,000
Sumitomo Mitsui Banking Corp.	0.220	02/05/15	30,000	30,000,017
Sumitomo Mitsui Banking Corp.	0.255	02/02/15	115,000	115,000,000
Sumitomo Mitsui Banking Corp.	0.260	04/10/15	240,000	240,000,000
Svenska Handelsbanken AB	0.180	04/16/15	314,725	314,725,000
Svenska Handelsbanken AB	0.185	04/13/15	178,765	178,765,000
Svenska Handelsbanken AB	0.185	05/06/15	182,000	182,002,375
Svenska Handelsbanken AB	0.190	02/06/15	100,000	100,000,000
Svenska Handelsbanken AB	0.205	02/27/15	20,000	20,000,144
Toronto Dominion Bank	0.238(b)	06/16/15	26,000	26,000,000
Toronto Dominion Bank	0.258(b)	10/16/15	287,000	287,000,000
Toronto Dominion Bank	0.261(b)	09/04/15	70,000	70,000,000
U.S. Bank NA	0.187(b)	04/23/15	248,000	248,000,000
U.S. Bank NA	0.228(b)	07/27/15	206,700	206,700,000
U.S. Bank NA	0.255(b)	10/30/15	220,000	220,000,000
Wells Fargo Bank NA	0.170	03/11/15	97,000	97,000,000
Wells Fargo Bank NA	0.218(b)	02/20/15	100,000	100,000,658
Wells Fargo Bank NA	0.219(b)	03/02/15	87,000	87,000,142
Wells Fargo Bank NA	0.238(b)	03/17/15	63,000	63,000,000
Wells Fargo Bank NA	0.246(b)	05/12/15	130,000	130,000,000
Wells Fargo Bank NA	0.252(b)	08/20/15	80,000	80,000,000
Wells Fargo Bank NA	0.262(b)	11/20/15	150,000	150,000,000
Westpac Banking Corp.	0.259(b)	10/21/15	94,500	94,500,000

				10,372,139,924

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER 19.7%
ABN AMRO Funding USA LLC, 144A	0.264%(a)	02/10/15	244,000	$243,984,140
BASF SE, 144A	0.157(a)	03/27/15	90,400	90,378,982
Caisse Centrale Desjardins du Quebec, 144A	0.257(b)	10/22/15	301,000	301,000,000
CDP Financial, Inc., 144A	0.162(a)	02/18/15	6,000	5,999,547
CDP Financial, Inc., 144A	0.166(a)	02/27/15	101,000	100,988,040
CDP Financial, Inc., 144A	0.173(a)	03/02/15	100,000	99,986,306
CDP Financial, Inc., 144A	0.183(a)	02/03/15	25,000	24,999,750
CDP Financial, Inc., 144A	0.183(a)	03/13/15	79,000	78,984,156
CDP Financial, Inc., 144A	0.183(a)	03/16/15	40,000	39,991,399
CDP Financial, Inc., 144A	0.183(a)	04/06/15	11,000	10,996,480
CDP Financial, Inc., 144A	0.183(a)	04/15/15	15,000	14,994,525
Commonwealth Bank of Australia, 144A	0.247(b)	04/23/15	421,250	421,249,187
CPPIB Capital, Inc., 144A	0.142(a)	02/18/15	16,000	15,998,942
CPPIB Capital, Inc., 144A	0.160(a)	04/08/15	170,000	169,950,775
CPPIB Capital, Inc., 144A	0.162(a)	02/09/15	48,000	47,998,293
CPPIB Capital, Inc., 144A	0.162(a)	04/06/15	228,000	227,935,147
DNB Bank ASA, 144A	0.234(a)	04/20/15	265,300	265,167,749
DNB Bank ASA, 144A	0.258	05/13/15	47,000	47,002,678
Eli Lilly & Co., 144A	0.203(a)	03/25/15	100,000	99,971,107
Exxon Mobil Corp.	0.122(a)	02/05/15	100,000	99,998,667
Exxon Mobil Corp.	0.132(a)	02/23/15	208,000	207,983,475
GDF Suez, 144A	0.152(a)	02/05/15	28,700	28,699,522
GDF Suez, 144A	0.152(a)	02/10/15	58,050	58,047,823
GDF Suez, 144A	0.162(a)	02/03/15	79,600	79,599,292
GDF Suez, 144A	0.162(a)	02/04/15	86,000	85,998,853
General Electric Capital Corp.	0.203(a)	03/05/15	131,000	130,976,711
General Electric Capital Corp.	0.203(a)	04/20/15	125,600	125,545,573
General Electric Capital Corp.	0.203(a)	04/27/15	100,000	99,952,765
HSBC Bank PLC, 144A	0.232(b)	02/06/15	30,000	30,000,000
HSBC Bank PLC, 144A	0.238(b)	05/07/15	68,000	68,000,000
HSBC Bank PLC, 144A	0.239(b)	05/28/15	48,000	48,000,000
HSBC Bank PLC, 144A	0.255(b)	11/20/15	152,000	152,000,000
HSBC Bank PLC, 144A	0.262(b)	07/10/15	148,725	148,725,000
Illinois Tool Works, Inc., 144A	0.122(a)	02/19/15	42,500	42,497,450
Illinois Tool Works, Inc., 144A	0.132(a)	02/05/15	14,487	14,486,791
Illinois Tool Works, Inc., 144A	0.132(a)	02/09/15	45,000	44,998,700
ING (U.S.) Funding LLC	0.213(a)	02/27/15	29,500	29,495,525
International Bank for Reconstruction & Development	0.101(a)	02/20/15	245,000	244,987,069

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
International Finance Corp.	0.101%(a)	03/16/15	75,000	$74,991,042
International Finance Corp.	0.101(a)	04/07/15	70,000	69,987,361
International Finance Corp.	0.112(a)	04/02/15	70,000	69,987,167
JP Morgan Securities LLC	0.203(a)	02/02/15	84,600	84,599,530
JP Morgan Securities LLC, 144A	0.203(a)	02/17/15	178,000	177,984,174
JP Morgan Securities LLC, 144A	0.213(a)	03/11/15	170,000	169,962,311
JP Morgan Securities LLC, 144A	0.348(b)	10/20/15	123,000	123,000,000
JP Morgan Securities LLC, 144A	0.368(b)	08/07/15	167,720	167,720,000
JP Morgan Securities LLC, 144A	0.370(b)	09/02/15	116,000	116,000,000
Merck & Co., Inc., 144A	0.132(a)	02/11/15	185,000	184,993,319
Merck & Co., Inc., 144A	0.132(a)	02/13/15	189,320	189,311,796
Nordea Bank AB, 144A	0.223(a)	03/13/15	127,000	126,968,956
Nordea Bank AB, 144A	0.229(a)	03/23/15	17,000	16,994,687
Philip Morris International, Inc., 144A	0.152(a)	02/02/15	284,000	283,998,817
PNC Bank NA	0.285(a)	07/01/15	44,000	43,948,667
PNC Bank NA	0.310	03/27/15	129,000	129,000,000
PNC Bank NA	0.310	04/15/15	44,000	44,000,000
PNC Bank NA	0.310	05/20/15	62,000	62,000,000
Province of Ontario	0.122(a)	02/04/15	20,000	19,999,800
Province of Ontario	0.122(a)	02/05/15	12,100	12,099,839
PSP Capital, Inc., 144A	0.152(a)	02/09/15	75,000	74,997,500
PSP Capital, Inc., 144A	0.152(a)	02/10/15	50,000	49,998,125
PSP Capital, Inc., 144A	0.152(a)	02/19/15	70,000	69,994,749
PSP Capital, Inc., 144A	0.152(a)	02/25/15	50,000	49,994,999
PSP Capital, Inc., 144A	0.157(a)	02/17/15	48,000	47,996,693
PSP Capital, Inc., 144A	0.162(a)	03/10/15	62,000	61,989,804
PSP Capital, Inc., 144A	0.166(a)	03/09/15	75,000	74,987,748
PSP Capital, Inc., 144A	0.183(a)	04/30/15	35,000	34,984,599
Schlumberger Investment SA, 144A	0.152(a)	02/27/15	98,000	97,989,383
Schlumberger Investment SA, 144A	0.193(a)	04/16/15	49,000	48,980,862
Schlumberger Investment SA, 144A	0.203(a)	03/17/15	50,000	49,987,778
Siemens Capital Co. LLC, 144A	0.150(a)	03/24/15	100,000	99,978,750
Skandinaviska Enskilda Banken AB, 144A	0.259(a)	04/16/15	60,000	59,968,550
Skandinaviska Enskilda Banken AB, 144A	0.264(a)	04/14/15	100,000	99,948,000
Standard Chartered Bank, 144A	0.274(a)	04/27/15	70,000	69,955,375
State Street Corp.	0.173(a)	03/09/15	75,600	75,587,146
State Street Corp.	0.203(a)	04/06/15	221,000	220,921,418
State Street Corp.	0.203(a)	05/12/15	60,000	59,966,666
Swedbank AB	0.193(a)	05/04/15	154,700	154,624,883

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Swedbank AB	0.193%(a)	05/05/15	190,000	$189,906,739
Swedbank AB	0.239(a)	04/28/15	50,000	49,971,922
Total Capital Canada Ltd., 144A	0.122(a)	02/02/15	104,400	104,399,652
Toyota Motor Credit Corp.	0.132(a)	02/03/15	57,000	56,999,588
Toyota Motor Credit Corp.	0.152(a)	02/24/15	144,600	144,586,141
Toyota Motor Credit Corp.	0.238(b)	04/09/15	161,000	161,000,000
Westpac Banking Corp., 144A	0.178(b)	04/29/15	127,000	127,000,000
Westpac Banking Corp., 144A	0.266(b)	04/24/15	32,000	32,000,243

				8,583,835,198

CORPORATE BONDS 2.3%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.709(b)	09/11/15	8,000	8,021,219
Caisse Centrale Desjardins du Quebec, Gtd. Notes, 144A	0.533(b)	10/29/15	32,015	32,065,245
Coca Cola Co., Sr. Unsec’d. Notes	0.244(b)	09/01/15	78,000	78,019,973
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.875	03/04/15	12,500	12,548,845
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	3.500	06/28/15	20,322	20,580,812
HSBC USA, Inc., Sr. Unsec’d. Notes	2.375	02/13/15	17,000	17,011,466
International American Development Bank, Sr. Unsec’d. Notes, GMTN	0.168(b)	07/29/15	11,000	11,000,000
Sr. Unsec’d. Notes	0.187(b)	10/23/15	154,300	154,323,497
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.167(b)	09/14/15	96,000	95,999,943
Sr. Unsec’d. Notes, MTN	0.168(b)	08/07/15	16,600	16,600,125
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	0.505(b)	07/30/15	70,000	70,073,327
National Australia Bank Ltd., Unsec’d. Notes, 144A	1.247(b)	03/20/15	86,000	86,116,311
New York Life Global Funding, Sec’d. Notes, 144A	0.233(b)	10/29/15	40,000	40,000,000
Province of Ontario, Sr. Unsec’d. Notes	2.950	02/05/15	27,000	27,008,193
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.234(b)	08/26/15	223,700	223,700,000
Wells Fargo Bank & Co., Sr. Unsec’d. Notes	1.175(b)	06/26/15	10,000	10,033,271
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.537(b)	07/20/15	120,650	120,792,215

				1,023,894,442

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS 0.1%
University of Texas Permanent Univ. Fund	0.110%	02/03/15	5,000	$5,000,000
University of Texas Permanent Univ. Fund	0.160	02/02/15	20,000	19,999,967

				24,999,967

OTHER CORPORATE OBLIGATIONS 0.1%
BNP Paribas SA, Gtd. Notes, MTN	3.250	03/11/15	9,612	9,639,400
Commonwealth Bank of Australia, Sr. Unsec’d. Notes	1.950	03/16/15	43,925	44,006,997

				53,646,397

TIME DEPOSITS 5.3%
Australia & New Zealand Banking Group Ltd.	0.060	02/02/15	200,000	200,000,000
Australia & New Zealand Banking Group Ltd.(c)	0.260	04/01/15	567,000	567,000,000
Bank of New York Mellon Corp. (The)	0.030	02/02/15	529,441	529,441,000
Credit Agricole SA	0.130	02/02/15	582,000	582,000,000
NATIXIS SA	0.070	02/02/15	65,000	65,000,000
U.S. Bank NA	0.130	02/02/15	346,774	346,774,000

				2,290,215,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 40.2%
Federal Farm Credit Bank	0.132(b)	09/30/15	41,700	41,700,281
Federal Farm Credit Bank	0.151(b)	02/03/16	123,000	123,006,449
Federal Farm Credit Bank	0.168(b)	03/26/15	25,000	25,001,327
Federal Farm Credit Bank	0.169(b)	10/01/15	50,000	50,011,739
Federal Farm Credit Bank	0.198(b)	07/27/15	82,000	82,029,153
Federal Home Loan Bank	0.070	04/24/15-04/29/15	523,000	522,965,352
Federal Home Loan Bank	0.071(a)	02/05/15	75,000	74,999,417
Federal Home Loan Bank	0.081(a)	03/17/15	60,000	59,994,133
Federal Home Loan Bank	0.089(a)	02/04/15	646,900	646,895,210
Federal Home Loan Bank	0.089(a)	03/11/15	1,253,500	1,253,383,932
Federal Home Loan Bank	0.090(a)	03/27/15	200,000	199,973,300
Federal Home Loan Bank	0.093(a)	02/06/15-03/25/15	1,220,300	1,220,220,987
Federal Home Loan Bank	0.094(a)	02/11/15-03/18/15	1,131,890	1,131,796,876
Federal Home Loan Bank	0.096(a)	02/13/15-03/13/15	1,813,500	1,813,392,663

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.097%(a)	02/20/15	48,750	$48,747,531
Federal Home Loan Bank	0.099(a)	02/25/15	710,000	709,953,333
Federal Home Loan Bank	0.101(a)	02/27/15-04/22/15	1,502,700	1,502,423,861
Federal Home Loan Bank	0.105(a)	04/15/15	562,000	561,881,987
Federal Home Loan Bank	0.108(a)	03/04/15-04/17/15	1,604,400	1,604,179,561
Federal Home Loan Bank	0.110(a)	03/06/15	46,100	46,095,436
Federal Home Loan Bank	0.111(b)	05/12/15	95,900	95,898,202
Federal Home Loan Bank	0.112(a)	04/27/15-04/28/15	167,385	167,341,083
Federal Home Loan Bank	0.113(b)	05/20/15	233,000	232,998,173
Federal Home Loan Bank	0.117(b)	02/23/15	100,000	100,000,000
Federal Home Loan Bank	0.118(b)	03/20/15-03/26/15	267,000	267,000,077
Federal Home Loan Bank	0.119(b)	05/28/15	544,000	543,996,797
Federal Home Loan Bank	0.120(b)	04/02/15	216,500	216,499,099
Federal Home Loan Bank	0.123(b)	06/25/15	205,000	204,996,713
Federal Home Loan Bank	0.126(b)	07/10/15	259,000	259,000,000
Federal Home Loan Bank	0.131(b)	08/10/15	213,750	213,747,375
Federal Home Loan Bank	0.132(b)	02/18/15-12/15/15	166,000	165,998,828
Federal Home Loan Bank	0.136(b)	12/04/15	208,000	208,000,000
Federal Home Loan Bank	0.138(b)	12/24/15	218,700	218,654,758
Federal Home Loan Bank	0.142(a)	04/06/15	50,000	49,987,556
Federal Home Loan Bank	0.143(b)	01/21/16	265,000	264,987,149
Federal Home Loan Bank	0.147(b)	01/25/16	308,600	308,600,000
Federal Home Loan Bank	0.180(a)	03/20/15	121,650	121,621,889
Federal Home Loan Mortgage Corp.	0.071(a)	02/06/15-03/13/15	342,000	341,991,912
Federal Home Loan Mortgage Corp.	0.091(a)	02/10/15	3,073	3,072,931
Federal Home Loan Mortgage Corp.	0.128(b)	02/18/16	470,750	470,674,860
Federal Home Loan Mortgage Corp.	0.148(b)	10/16/15	158,700	158,716,743
Federal Home Loan Mortgage Corp.	0.158(b)	06/26/15-07/17/15	665,000	665,094,039
Federal Home Loan Mortgage Corp.	0.164(b)	07/21/16	98,000	97,993,291
Federal National Mortgage Assoc.	0.086(a)	03/16/15	13,000	12,998,680
Federal National Mortgage Assoc.	0.096(a)	02/04/15	82,000	81,999,351
Federal National Mortgage Assoc.	0.101(a)	02/02/15-02/09/15	162,300	162,296,665
Federal National Mortgage Assoc.	0.141(b)	08/05/15	185,500	185,509,985

				17,538,328,684

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Notes	0.125	04/30/15	235,000	235,017,310
U.S. Treasury Notes	0.250	03/02/15-03/31/15	90,000	90,021,838
U.S. Treasury Notes	2.500	03/31/15-04/30/15	1,254,100	1,260,071,294

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	4.000%	02/17/15	280,000	$280,419,208

				1,865,529,650

REPURCHASE AGREEMENTS(d) 4.5%
BNP Paribas Securities Corp., 0.08%, dated 01/30/15, due 02/02/15 in the amount of $170,951,140			170,950	170,950,000
Credit Suisse Securities, 0.07%, dated 01/30/15, due 02/02/15 in the amount of $86,493,505			86,493	86,493,000
Federal Reserve Bank, 0.05%, dated 01/30/15, due 02/02/15 in the amount of $1,500,006,250			1,500,000	1,500,000,000
TD Securities (USA) LLC, 0.06%, dated 01/30/15, due 02/02/15 in the amount of $209,001,045			209,000	209,000,000

				1,966,443,000

TOTAL INVESTMENTS 100.3% (amortized cost $43,734,795,897)(e)				43,734,795,897
Liabilities in excess of other assets (0.3)%				(149,589,859)

NET ASSETS 100.0%				$43,585,206,038

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

MTN—Medium Term Note

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents zero coupon or step bond. Rate quoted represents yield-to-maturity at purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(c)	Indicates a security or securities that has been deemed illiquid.

See Notes to Financial Statements.

10

(d)	The aggregate value of Repurchase Agreements is $1,966,443,000. Repurchase agreements are collateralized by FHLB (coupon rates 0.375%-5.750%, maturity dates 08/28/15-09/01/28), FHLMC (coupon rates 0.500%-6.750%, maturity dates 04/17/15-01/01/43), FNMA (coupon rates 0.375%-7.250%, maturity dates 12/21/15-11/01/44), GNMA (coupon rate 3.000%, maturity date 09/15/42), U.S. Treasury Securities (coupon rates 2.000%-2.625%, maturity dates 01/31/18-02/15/22), with the aggregate value, including accrued interest, of $1,975,779,219. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Banker’s Acceptance	$—	$15,763,635	$—
Certificates of Deposit	—	10,372,139,924	—
Commercial Paper	—	8,583,835,198	—
Corporate Bonds	—	1,023,894,442	—
Municipal Bonds	—	24,999,967	—
Other Corporate Obligations	—	53,646,397	—
Time Deposits	—	2,290,215,000	—
U.S. Government Agency Obligations	—	17,538,328,684	—
U.S. Treasury Obligations	—	1,865,529,650	—
Repurchase Agreements	—	1,966,443,000	—

Total	$—	$43,734,795,897	$—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2015 continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows (Unaudited):

U.S. Government Agency Obligations	40.2%
Certificates of Deposit	23.8
Commercial Paper	19.7
Time Deposits	5.3
Repurchase Agreements	4.5
U.S. Treasury Obligations	4.3
Corporate Bonds	2.3%
Other Corporate Obligations	0.1
Municipal Bonds	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

12

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • JANUARY 31, 2015

Prudential Core Taxable Money Market Fund

Prudential Core Taxable Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2015

Assets
Investments, at amortized cost which approximates fair value	$43,734,795,897
Cash	151,763
Interest receivable	21,547,598
Prepaid expenses	44,899

Total assets	43,756,540,157

Liabilities
Payable for investments purchased	165,333,410
Dividends payable	5,709,328
Management fee payable	182,487
Accrued expenses and other liabilities	92,227
Affiliated transfer agent fee payable	16,667

Total liabilities	171,334,119

Net Assets	$43,585,206,038

Net assets were comprised of:
Shares of beneficial interest, at par	$43,585,212
Paid-in capital in excess of par	43,541,605,183

43,585,190,395
Undistributed net investment income	15,643

Net assets, January 31, 2015	$43,585,206,038

Net asset value and redemption price per share ($43,585,206,038 ÷ 43,585,211,522 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

14

Prudential Core Taxable Money Market Fund

Statement of Operations

Year Ended January 31, 2015

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $72,500)	$61,049,969

Expenses
Management fee	2,087,845
Custodian’s fees and expenses	165,000
Insurance expenses	117,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	103,000
Audit fee	24,000
Legal fees and expenses	18,000
Shareholders’ reports	15,000
Trustees’ fees	13,000
Miscellaneous	33,892

Total expenses	2,576,737

Net investment income	58,473,232

Realized Gain On Investments
Net realized gain on investment transactions	434,838

Net Increase In Net Assets Resulting From Operations	$58,908,070

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2015	2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$58,473,232	$54,609,628
Net realized gain on investment transactions	434,838	958,514

Net increase in net assets resulting from operations	58,908,070	55,568,142

Dividends and distributions from net investment income and net realized gains (Note 1)	(58,910,344)	(55,563,341)

Fund share transactions (Note 6)
Net proceeds from shares sold	274,232,461,445	293,351,753,554
Net asset value of shares issued in reinvestment of dividends and distributions	57,613,148	56,367,576
Cost of shares reacquired	(269,093,963,593)	(288,153,406,333)

Net increase in net assets from Fund share transactions	5,196,111,000	5,254,714,797

Total increase	5,196,108,726	5,254,719,598

Net Assets:
Beginning of year	38,389,097,312	33,134,377,714

End of year(a)	$43,585,206,038	$38,389,097,312

(a) Includes undistributed net investment income of:	$15,643	$17,917

See Notes to Financial Statements.

16

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 94.3%

ASSET-BACKED SECURITIES 39.2%

Non-Residential Mortgage-Backed Securities 25.6%
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%	04/15/16	1,006	$1,006,673
Series 2013-1, Class A3	0.630	05/15/17	5,954	5,956,002
Series 2013-2, Class A3	0.790	01/15/18	5,000	5,001,455
Series 2014-1, Class A2	0.480	02/15/17	9,654	9,647,971
Series 2014-2, Class A2	0.680	07/17/17	16,000	16,000,336
Series 2014-3, Class A2	0.810	09/15/17	5,700	5,703,933
Series 2014-SN1, Class A2A	0.520	10/20/16	5,138	5,134,477
American Express Credit Account Master Trust, Series 2008-6, Class A	1.367(a)	02/15/18	10,033	10,078,289
Series 2012-2, Class A	0.680	03/15/18	600	600,577
Series 2012-3, Class A	0.317(a)	03/15/18	6,700	6,697,782
Series 2013-1, Class A	0.587(a)	02/16/21	38,600	38,707,347
Series 2013-3, Class A	0.980	05/15/19	4,250	4,260,625
Series 2014-1, Class A	0.537(a)	12/15/21	10,000	9,972,100
Series 2014-2, Class A	1.260	01/15/20	2,000	2,007,900
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.407(a)	05/15/20	18,000	17,968,734
Bank of America Auto Trust, Series 2012-1, Class A3	0.780	06/15/16	833	832,837
Bank of America Credit Card Trust, Series 2007-A1, Class A1	5.170	06/15/19	2,500	2,708,075
Series 2007-A4, Class A4	0.207(a)	11/15/19	21,227	21,082,104
Series 2014-A1, Class A	0.547(a)	06/15/21	15,129	15,118,183
Series 2014-A2, Class A	0.437(a)	09/16/19	22,750	22,729,889
Series 2014-A3, Class A	0.457(a)	01/15/20	20,000	19,985,040
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690	07/17/17	14,000	14,003,766
Series 2014-1, Class A3, 144A	1.090	03/15/19	9,000	9,024,201
BMW Vehicle Lease Trust, Series 2015-1, Class A2B	0.487(a)	02/21/17	21,000	21,000,525
CarMax Auto Owner Trust, Series 2011-3, Class A3	1.070	06/15/16	176	175,848
Series 2012-1, Class A3	0.890	09/15/16	1,880	1,881,598

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2013-2, Class A3	0.640%	01/16/18	15,000	$15,000,600
Series 2014-1, Class A2	0.470	02/15/17	5,448	5,447,554
Series 2014-2, Class A2	0.460	04/17/17	6,691	6,687,302
Series 2014-3, Class A2	0.550	08/15/17	1,250	1,249,630
Series 2014-4, Class A2B	0.437(a)	02/15/18	12,000	12,001,992
Chase Issuance Trust, Series 2007-A2, Class A2	0.217(a)	04/15/19	4,186	4,163,534
Series 2007-A3, Class A3	5.230	04/15/19	22,846	24,812,812
Series 2012-A9, Class A9	0.317(a)	10/16/17	26,925	26,910,703
Series 2013-A3, Class A3	0.447(a)	04/15/20	500	499,031
Series 2013-A6, Class A6	0.587(a)	07/15/20	28,000	28,078,848
Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2, 144A	0.610	11/15/16	3,749	3,749,122
Series 2013-BA, Class A2, 144A	0.560	12/15/16	1,277	1,277,259
Series 2013-BA, Class A3, 144A	0.850	05/15/18	10,000	10,007,970
Series 2014-AA, Class A2, 144A	0.490	02/15/17	4,567	4,568,680
Series 2014-BA, Class A2, 144A	0.690	09/15/17	12,200	12,215,750
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	5.100	11/20/17	1,105	1,144,790
Series 2006-A3, Class A3	5.300	03/15/18	5,061	5,321,191
Series 2006-A7, Class A7	0.301(a)	12/17/18	13,000	12,960,220
Series 2007-A8, Class A8	5.650	09/20/19	6,030	6,720,091
Series 2013-A2, Class A2	0.448(a)	05/26/20	33,000	32,934,033
Series 2013-A4, Class A4	0.588(a)	07/24/20	10,000	10,019,930
Series 2013-A6, Class A6	1.320	09/07/18	15,000	15,122,085
Series 2014-A2, Class A2	1.020	02/22/19	5,800	5,800,418
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.747(a)	03/15/18	3,225	3,230,915
Series 2012-A1, Class A1	0.810	08/15/17	3,650	3,650,639
Series 2012-A3, Class A3	0.860	11/15/17	1,500	1,501,947
Series 2012-A5, Class A5	0.367(a)	01/16/18	4,100	4,099,434
Series 2013-A3, Class A3	0.347(a)	10/15/18	23,200	23,185,825
Series 2014-A1, Class A1	0.597(a)	07/15/21	32,100	32,074,545
Series 2014-A3, Class A3	1.220	10/15/19	1,900	1,907,490
Series 2014-A4, Class A4	2.120	12/15/21	17,400	17,726,337
Fifth Third Auto Trust, Series 2014-1, Class A2	0.460	08/15/16	12,643	12,642,557

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2014-2, Class A2B	0.327%(a)	04/17/17	2,961	$2,959,869
Series 2014-3, Class A2A	0.570	05/15/17	7,000	6,998,040
Ford Credit Auto Lease Trust, Series 2014-A, Class A2B	0.347(a)	10/15/16	2,744	2,743,184
Series 2014-A, Class A3	0.680	04/15/17	5,000	5,000,985
Series 2014-B, Class A2B	0.327(a)	03/15/17	6,000	5,994,258
Ford Credit Auto Owner Trust, Series 2012-A, Class A3	0.840	08/15/16	418	417,631
Series 2012-B, Class A3	0.720	12/15/16	1,232	1,232,798
Series 2012-D, Class A3	0.510	04/15/17	4,044	4,044,100
Series 2013-B, Class A3	0.570	10/15/17	5,978	5,979,684
Series 2014-A, Class A2	0.480	11/15/16	4,092	4,091,949
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950	03/22/17	1,130	1,133,439
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730	01/25/16	3,435	3,437,174
Series 2013-1A, Class A3, 144A	1.020	02/24/17	3,270	3,275,127
Series 2014-1A, Class A2, 144A	0.590	08/24/16	1,000	1,000,202
GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 144A	0.610	07/20/16	20,441	20,430,344
Series 2014-2A, Class A2, 144A	0.730	02/20/17	10,000	10,010,980
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770	01/15/16	866	866,659
Series 2013-2, Class A3	0.530	02/16/17	16,335	16,333,512
Series 2013-3, Class A2	0.540	01/15/16	1,655	1,654,899
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520	07/15/16	13,589	13,592,609
Hyundai Auto Receivables Trust, Series 2014-A, Class A2	0.460	01/16/17	5,014	5,012,166
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.427(a)	08/16/21	9,000	8,958,645
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A2	0.530	09/15/15	2,304	2,304,014
Series 2014-A, Class A3	0.680	12/15/16	22,500	22,498,132
Series 2015-A, Class A3	1.100	08/15/17	9,100	9,118,782
MMCA Auto Owner Trust, Series 2014-A, Class A2, 144A	0.590	11/15/16	1,811	1,810,668

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Nissan Auto Lease Trust, Series 2013-A, Class A2B	0.297%(a)	09/15/15	242	$241,529
Series 2013-B, Class A2B	0.437(a)	01/15/16	3,453	3,452,825
Series 2014-B, Class A2B	0.417(a)	04/17/17	15,600	15,600,874
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730	05/16/16	465	464,993
Porsche Innovative Lease Owner Trust, Series 2013-1, Class A2, 144A	0.540	01/22/16	4,165	4,165,192
Series 2014-1, Class A2, 144A	0.650	01/20/17	13,300	13,301,091
SLM Student Loan Trust, Series 2013-6, Class A1	0.448(a)	02/25/19	8,020	8,020,395
Series 2014-1, Class A1	0.448(a)	05/28/19	9,204	9,200,613
Synchrony Credit Card Master Note Trust, Series 2012-4, Class A	0.467(a)	06/15/18	50,000	49,993,600
TAL Advantage LLC, Series 2006-1A, Class NOTE, 144A	0.358(a)	04/20/21	1,250	1,241,230
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630	12/21/15	2,201	2,201,642
Series 2014-A, Class A2B	0.378(a)	10/20/16	4,209	4,206,653
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	0.850	08/22/16	6,023	6,030,035
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640	04/16/18	3,469	3,467,785
Series 2013-B, Class A3	0.830	08/15/18	20,500	20,511,090
Series 2014-B, Class A2B	0.397(a)	01/16/18	5,000	4,999,885
World Omni Automobile Lease Securitization Trust, Series 2013-A, Class A2B	0.487(a)	05/16/16	1,619	1,618,545
Series 2014-A, Class A2B	0.377(a)	03/15/17	12,000	11,982,084

				935,599,412

Residential Mortgage-Backed Securities 13.6%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	03/25/33	503	502,016
Series 2003-OPT1, Class A3	0.848(a)	04/25/33	952	898,801
Series 2004-HE1, Class M1	1.068(a)	03/25/34	1,220	1,128,687
Series 2004-OPT5, Class A4	1.418(a)	06/25/34	7,606	7,096,880

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.870%(a)	01/25/35	1,829	$1,780,843
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	2.718(a)	11/25/33	130	119,158
Series 2003-OP1, Class M1	1.218(a)	12/25/33	2,827	2,669,188
Series 2004-FM1, Class M1	1.068(a)	09/25/33	589	551,785
Series 2004-OP1, Class M1	0.948(a)	04/25/34	5,021	4,758,210
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	0.768(a)	06/25/34	237	234,507
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.520(a)	02/25/33	8,496	8,029,008
Series 2003-8, Class M1	1.220(a)	10/25/33	3,679	3,486,626
Series 2003-9, Class AV2	0.850(a)	09/25/33	306	289,130
Series 2003-11, Class AV2	0.910(a)	12/25/33	461	445,351
Series 2003-12, Class M1	1.295(a)	01/25/34	552	509,957
Series 2004-R5, Class M1	1.038(a)	07/25/34	757	668,624
Series 2004-R8, Class M1	1.128(a)	09/25/34	15,240	15,207,097
Series 2005-R3, Class A1B	0.428(a)	05/25/35	228	227,344
Series 2005-R9, Class AF4	5.444	11/25/35	1,174	1,204,756
Series 2005-R9, Class AF5	5.818	11/25/35	1,808	1,788,419
Series 2005-R11, Class A2D	0.498(a)	01/25/36	211	207,227
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	1.968(a)	07/25/32	90	75,788
Argent Securities, Inc., Series 2003-W2, Class M4	5.793(a)	09/25/33	1,000	938,249
Series 2003-W3, Class M2	2.870(a)	09/25/33	12,586	12,055,655
Series 2003-W5, Class M1	1.220(a)	10/25/33	78	75,681
Series 2003-W7, Class A2	0.950(a)	03/25/34	266	256,150
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.370(a)	10/25/33	4,113	4,044,577
Series 2004-W5, Class M1	1.070(a)	04/25/34	400	378,391
Series 2004-W6, Class AV2	1.068(a)	05/25/34	488	464,821
Series 2004-W6, Class M1	0.993(a)	05/25/34	951	925,584
Series 2004-W7, Class M1	0.995(a)	05/25/34	18,431	17,497,017
Series 2004-W8, Class A2	1.128(a)	05/25/34	180	177,634

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	3.017%(a)	09/15/33	379	$332,159
Series 2003-HE6, Class A2	0.848(a)	11/25/33	193	182,649
Series 2004-HE1, Class M1	1.217(a)	01/15/34	1,583	1,522,172
Series 2004-HE2, Class M1	0.993(a)	04/25/34	320	300,319
Series 2004-HE3, Class M1	0.978(a)	06/25/34	371	346,830
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.070(a)	08/25/34	4,738	4,446,914
Series 2004-HE10, Class M1	1.145(a)	12/25/34	1,216	1,140,245
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	0.988(a)	06/25/43	942	864,236
Series 2004-1, Class M1	0.818(a)	06/25/34	3,739	3,539,175
Series 2004-HE2, Class M1	1.070(a)	03/25/34	5,833	5,515,263
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.218(a)	11/25/33	4,370	4,077,644
Series 2003-HE4, Class M1	1.145(a)	03/25/34	1,567	1,481,586
Chase Funding Trust, Series 2002-2, Class 2A1	0.668(a)	05/25/32	404	380,041
Series 2003-1, Class 2A2	0.828(a)	11/25/32	590	557,874
Series 2003-2, Class 2A2	0.728(a)	02/25/33	423	382,587
Conseco Finance Corp., Series 2001-C, Class M1	0.867(a)	08/15/33	764	729,273
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.293(a)	03/25/32	92	90,271
Series 2003-2, Class 3A	0.668(a)	08/26/33	589	506,196
Series 2003-BC4, Class M1	1.218(a)	07/25/33	302	284,827
Series 2004-1, Class M1	0.918(a)	03/25/34	1,283	1,224,144
Series 2004-ECC1, Class M1	1.113(a)	11/25/34	3,365	3,244,008
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	0.790(a)	01/25/32	1,540	1,367,138
Series 2001-HE25, Class M1	1.770(a)	03/25/32	473	446,057
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.190(a)	11/25/33	1,115	1,058,505
Series 2004-CB3, Class M1	0.950(a)	03/25/34	576	559,407

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.018%(a)	12/25/32	127	$121,135
Series 2004-2, Class M1	0.993(a)	10/25/34	1,909	1,835,074
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860	08/25/33	113	112,029
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.038(a)	11/25/34	10,937	10,086,636
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	0.888(a)	08/25/34	394	373,260
First NLC Trust, Series 2005-2, Class M1	0.648(a)	09/25/35	2,500	2,370,410
Fremont Home Loan Trust, Series 2003-B, Class M1	1.218(a)	12/25/33	614	584,719
Series 2004-1, Class M1	0.843(a)	02/25/34	2,015	1,834,726
Series 2004-2, Class M1	1.023(a)	07/25/34	853	766,750
Series 2004-B, Class M1	1.038(a)	05/25/34	5,754	5,337,405
Series 2004-C, Class M1	1.143(a)	08/25/34	6,701	6,243,791
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	0.888(a)	10/25/35	1,397	1,387,355
GSAMP Trust, Series 2003-FM1, Class M2	2.943(a)	03/20/33	109	105,578
Series 2004-FM1, Class M1	1.143(a)	11/25/33	7,222	6,998,093
Series 2004-FM1, Class M2	2.268(a)	11/25/33	145	133,312
Series 2004-NC1, Class M1	0.995(a)	03/25/34	3,175	2,970,964
Home Equity Asset Trust, Series 2002-3, Class M1	1.518(a)	02/25/33	991	955,716
Series 2002-4, Class M1	1.668(a)	03/25/33	819	785,774
Series 2003-2, Class M1	1.488(a)	08/25/33	1,627	1,572,748
Series 2003-3, Class M1	1.458(a)	08/25/33	1,875	1,763,723
Series 2003-4, Class M1	1.368(a)	10/25/33	8,697	8,315,476
Series 2003-8, Class M1	1.248(a)	04/25/34	728	687,411
Series 2004-1, Class M1	1.113(a)	06/25/34	13,144	12,250,733
Series 2004-2, Class M1	0.963(a)	07/25/34	3,604	3,358,590
Series 2004-3, Class M1	1.023(a)	08/25/34	2,727	2,592,702
Series 2005-3, Class M2	0.828(a)	08/25/35	48	48,347
HSBC Home Equity Loan Trust,
Series 2006-1, Class M1	0.448(a)	01/20/36	6,292	6,253,011
Series 2006-1, Class M2	0.468(a)	01/20/36	558	552,874

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2006-3, Class A4	0.408%(a)	03/20/36	6,410	$6,359,132
Series 2007-1, Class AS	0.368(a)	03/20/36	354	350,745
Series 2007-1, Class M1	0.548(a)	03/20/36	430	412,287
Series 2007-2, Class A4	0.468(a)	07/20/36	400	394,831
Series 2007-2, Class M2	0.538(a)	07/20/36	1,000	918,542
Series 2007-3, Class A4	1.668(a)	11/20/36	5,360	5,344,049
Series 2007-3, Class M2	2.668(a)	11/20/36	3,500	3,419,661
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.418(a)	03/25/36	1,400	1,171,204
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1	1.293(a)	07/25/33	1,778	1,658,791
Series 2003-4, Class M1	1.188(a)	08/25/33	2,555	2,455,089
Series 2004-1, Class M1	0.918(a)	02/25/34	29,307	27,868,378
Series 2004-2, Class M1	0.965(a)	06/25/34	8,220	7,926,773
Series 2004-3, Class M1	1.023(a)	07/25/34	8,429	8,122,407
Mastr Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1	0.868(a)	09/25/34	806	752,687
Series 2004-OPT2, Class A2	0.868(a)	09/25/34	170	159,791
Series 2004-WMC3, Class M1	0.993(a)	10/25/34	2,056	1,933,400
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2	3.018(a)	02/25/34	237	242,245
Series 2004-HE2, Class A1A	0.968(a)	08/25/35	51	48,211
Series 2004-HE2, Class M1	1.368(a)	08/25/35	1,217	1,163,492
Series 2004-WMC1, Class M2	1.818(a)	10/25/34	2,113	2,012,348
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1	1.668(a)	11/25/32	671	662,447
Series 2003-HE1, Class M1	1.368(a)	05/25/33	2,757	2,583,706
Series 2003-NC5, Class M1	1.443(a)	04/25/33	5,179	5,130,551
Series 2003-NC5, Class M3	3.618(a)	04/25/33	145	127,571
Series 2003-NC8, Class M1	1.218(a)	09/25/33	2,018	1,911,276
Series 2003-NC8, Class M2	2.793(a)	09/25/33	209	185,955
Series 2003-NC10, Class M1	1.188(a)	10/25/33	431	405,914
Series 2004-HE1, Class A4	0.908(a)	01/25/34	1,253	1,214,993
Series 2004-HE5, Class M1	1.113(a)	06/25/34	1,372	1,286,836
Series 2004-HE7, Class M1	1.068(a)	08/25/34	3,607	3,409,420
Series 2004-HE8, Class A4	0.928(a)	09/25/34	469	433,485
Series 2004-HE8, Class M1	1.128(a)	09/25/34	19,810	18,068,483
Series 2004-NC1, Class M1	1.218(a)	12/27/33	1,543	1,488,915

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-NC5, Class M1	1.068%(a)	05/25/34	841	$766,543
Series 2004-WMC2, Class M1	1.083(a)	07/25/34	1,798	1,715,016
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC3, Class M1	1.518(a)	03/25/33	891	854,732
Series 2003-NC3, Class M3	3.543(a)	03/25/33	21	15,438
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM2, Class M1	1.293(a)	05/25/32	780	736,168
Series 2002-AM3, Class A3	1.148(a)	02/25/33	2,071	1,975,084
Series 2002-AM3, Class M2	3.168(a)	02/25/33	344	331,832
Series 2002-NC5, Class M1	1.578(a)	10/25/32	805	759,909
Series 2002-NC5, Class M2	2.568(a)	10/25/32	140	124,600
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.293(a)	10/25/33	5,612	5,392,805
Series 2003-6, Class M1	1.248(a)	01/25/34	8,969	8,347,213
Series 2004-1, Class M1	1.053(a)	05/25/34	6,526	6,136,324
Series 2004-2, Class A4	1.268(a)	08/25/34	2,714	2,587,266
Series 2004-3, Class M1	1.098(a)	11/25/34	12,150	11,218,670
Series 2004-4, Class M1	0.933(a)	02/25/35	17,258	15,976,933
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2002-6, Class M1	1.293(a)	11/25/32	164	149,909
Series 2003-2, Class A2	0.768(a)	04/25/33	1,454	1,344,234
Series 2003-5, Class A2	0.808(a)	08/25/33	577	543,035
Series 2003-6, Class A2	0.828(a)	11/25/33	1,502	1,411,543
Option One Mortgage Loan Trust,
Series 2004-1, Class M1	1.068(a)	01/25/34	1,897	1,764,852
Series 2004-2, Class M1	0.963(a)	05/25/34	5,072	4,668,540
Series 2005-3, Class M1	0.638(a)	08/25/35	2,460	2,357,265
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2	1.188(a)	09/25/34	702	696,047
Popular ABS Mortgage Pass-Through Trust,
Series 2004-4, Class M1	5.181	09/25/34	1,081	1,031,620
Series 2006-B, Class A3	0.448(a)	05/25/36	1,610	1,476,021
Quest Trust, Series 2006-X2, Class A2, 144A	0.458(a)	08/25/36	5,995	4,801,577
Renaissance Home Equity Loan Trust,
Series 2003-1, Class A	1.028(a)	06/25/33	345	324,986
Series 2004-1, Class M2	1.418(a)	05/25/34	408	327,295

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Residential Asset Mortgage Product,
Series 2004-RS3, Class AI4	5.335%	03/25/34	666	$701,657
Series 2004-RS8, Class AI5	5.980	08/25/34	11,791	12,222,094
Residential Asset Securities Corp.,
Series 2003-KS11, Class AI5	5.550	01/25/34	4,595	4,803,861
Series 2004-KS1, Class AI5	5.221	02/25/34	4,000	4,154,248
Series 2004-KS3, Class AI5	4.770	04/25/34	7,750	8,106,322
Series 2004-KS5, Class AI5	5.260	06/25/34	10,308	10,488,792
Series 2006-KS1, Class A4	0.468(a)	02/25/36	443	437,910
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.263(a)	03/25/32	3,391	3,203,581
Saxon Asset Securities Trust,
Series 2001-2, Class M1	0.963(a)	03/25/31	618	536,470
Series 2001-3, Class M1	1.338(a)	07/25/31	158	148,243
Series 2003-2, Class AF5	5.022	08/25/32	2,609	2,657,720
Series 2003-3, Class M2	2.570(a)	12/25/33	118	106,986
Series 2004-2, Class AF3	4.985	08/25/35	4,151	4,199,449
Series 2005-3, Class M1	0.630(a)	11/25/35	6,981	6,847,242
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.948(a)	02/25/34	5,572	5,179,652
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.368(a)	01/25/34	393	375,414
Series 2003-BC3, Class M1	1.143(a)	08/25/34	6,399	6,128,189
Series 2004-BC1, Class M1	0.933(a)	02/25/35	1,736	1,593,379
Series 2004-BC4, Class A1B	0.968(a)	10/25/35	832	782,110
Series 2006-BC1, Class A2C	0.368(a)	12/25/36	251	249,224
Structured Asset Investment Loan Trust,
Series 2003-BC1, Class A2	0.848(a)	01/25/33	236	224,309
Series 2003-BC10, Class A4	1.168(a)	10/25/33	8,913	8,435,392
Series 2004-2, Class A4	0.875(a)	03/25/34	14,910	13,771,394
Series 2004-4, Class A4	0.968(a)	04/25/34	3,782	3,490,531
Series 2004-7, Class A8	1.368(a)	08/25/34	1,400	1,276,722
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.368(a)	12/25/35	495	468,160
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	0.588(a)	10/25/34	45	43,262

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class 1A	0.468%(a)	04/25/34	3,517	$3,353,056
Series 2004-1, Class 2A1	0.468(a)	04/25/34	3,640	3,424,683

				498,540,147

TOTAL ASSET-BACKED SECURITIES (cost $1,360,089,229)				1,434,139,559

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.2%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378	09/10/45	15,364	15,830,184
Series 2007-2, Class A1A	5.577	04/10/49	8,275	8,851,325
Series 2007-2, Class A2	5.634	04/10/49	292	292,064
Series 2007-2, Class A2FL, 144A	0.322(a)	04/10/49	2,899	2,888,393
Series 2007-5, Class A3	5.620	02/10/51	213	212,732
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668	07/10/43	22,344	22,480,634
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736	06/11/50	4,157	4,171,886
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.317(a)	08/15/26	4,569	4,568,751
Carefree Portfolio Trust, Series 2014-CARE, Class A, 144A	1.487(a)	11/15/19	7,000	7,004,081
CD Mortgage Trust, Series 2006-CD2, Class A4	5.303	01/15/46	20,039	20,560,386
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	5.431	10/15/49	5,636	5,628,626
Series 2012-GC8, Class A1	0.685	09/10/45	670	669,916
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199	08/15/48	11,552	12,257,454
Series 2006-C1, Class A4	5.223	08/15/48	3,097	3,262,960
COMM Mortgage Trust, Series 2014-UBS2, Class A2	2.820	03/10/47	8,050	8,356,552
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	04/10/37	25,358	25,598,784
Series 2007-GG9, Class A2	5.381	03/10/39	5,609	5,625,318
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.468	02/15/39	3,542	3,637,727

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%	04/15/37	13,213	$13,214,374
GE Business Loan Trust, Series 2003-2A, Class A, 144A	0.537(a)	11/15/31	2,603	2,502,679
Series 2004-2A, Class A, 144A	0.387(a)	12/15/32	2,143	2,089,935
Series 2006-2A, Class A, 144A	0.347(a)	11/15/34	5,721	5,452,032
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	04/10/38	3,510	3,589,431
Series 2006-GG8, Class A4	5.560	11/10/39	16,786	17,734,871
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	1.424(a)	11/15/29	8,000	8,004,833
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272	07/15/45	10,000	10,534,470
Series 2013-C15, Class A2FL, 144A	0.817(a)	11/15/45	1,000	1,001,697
Series 2014-C21, Class A2	2.892	08/15/47	10,000	10,442,730
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.243	01/12/43	757	756,346
Series 2005-LDP2, Class AM	4.780	07/15/42	1,154	1,161,386
Series 2005-LDP5, Class AM	5.270	12/15/44	5,900	6,077,094
Series 2006-CB14, Class A4	5.481	12/12/44	9,110	9,302,429
Series 2010-C2, Class A1, 144A	2.749	11/15/43	844	852,375
Series 2011-C4, Class A2, 144A	3.341	07/15/46	19,432	19,953,210
Series 2011-C5, Class A2	3.149	08/15/46	8,805	9,068,910
Series 2012-C8, Class A2	1.797	10/15/45	3,450	3,491,379
Series 2012-LC9, Class A2	1.677	12/15/47	800	806,459
Series 2014-FL5, Class A, 144A	1.147(a)	07/15/31	10,000	9,925,930
Series 2014-PHH, Class A, 144A	1.367(a)	08/15/27	20,000	19,970,040
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.467	02/12/39	4,597	4,731,485
Series 2006-4, Class A3	5.172	12/12/49	6,618	7,006,194
Series 2007-6, Class A2	5.331	03/12/51	698	705,905
Series 2007-6, Class A2FL, 144A	0.306(a)	03/12/51	19,110	19,016,712
Series 2007-8, Class ASB	5.819	08/12/49	854	859,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1	0.664	11/15/45	314	312,501
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.327(a)	04/15/49	7,855	7,818,218
Series 2011-C3, Class A2	3.224	07/15/49	1,375	1,419,147

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
SCG Trust, Series 2013-SRP1, Class A, 144A	1.567%(a)	11/15/26	9,000	$9,008,694
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.387(a)	11/15/27	20,000	20,091,420
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533	12/10/45	21,000	21,307,524
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.270	12/15/44	1,184	1,204,503
Series 2006-C23, Class A4	5.418	01/15/45	10,419	10,666,399
Series 2006-C23, Class A5	5.416	01/15/45	9,500	9,821,860
Series 2006-C24, Class A3	5.558	03/15/45	8,124	8,387,911
Series 2006-C25, Class A5	5.712	05/15/43	24,755	25,882,120
Series 2006-C27, Class A1A	5.749	07/15/45	26,453	27,892,200
Series 2006-C27, Class A3	5.765	07/15/45	21,389	22,388,753
Series 2006-C28, Class A1A	5.559	10/15/48	8,950	9,466,066
Series 2006-C28, Class A4	5.572	10/15/48	10,508	11,091,862
Series 2007-C30, Class A3	5.246	12/15/43	527	537,784
Series 2007-C34, Class A1A	5.608	05/15/46	25,166	26,784,419

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $566,697,976)				554,231,126

CORPORATE BONDS 37.9%

Automotive 3.4%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	0.754(a)	10/07/16	7,000	7,032,501
Sr. Unsec’d. Notes, 144A	0.609(a)	05/26/16	22,500	22,569,390
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.250	01/11/16	28,000	28,135,688
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	1.150	09/15/15	15,000	15,040,440
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	0.672(a)	11/18/16	50,000	50,106,400

				122,884,419

Banking 13.6%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	0.645(a)	06/06/16	30,000	29,963,550

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
American Express Credit Corp., Sr. Unsec’d. Notes	0.763%(a)	07/29/16	15,300	$15,356,809
Sr. Unsec’d. Notes, MTN	1.340(a)	06/12/15	35,000	35,123,445
Australia & New Zealand Banking Group Ltd. (Australia), Unsec’d. Notes, 144A	0.433(a)	07/15/16	21,000	20,985,510
Bank of America Corp., Sr. Unsec’d. Notes	3.700	09/01/15	30,000	30,520,020
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300	07/15/16	50,000	50,452,800
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.487(a)	10/23/15	15,000	15,019,125
Sr. Unsec’d. Notes	0.700	10/23/15	20,000	20,056,400
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.773(a)	07/15/16	25,000	25,123,375
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	0.777(a)	07/18/16	25,000	25,116,800
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300	06/05/17	25,000	24,902,575
Citigroup, Inc., Sr. Unsec’d. Notes	0.933(a)	11/24/17	30,000	29,933,280
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.697(a)	03/22/16	27,750	27,713,564
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.854(a)	02/26/16	30,000	30,057,690
PNC Bank NA, Sr. Unsec’d. Notes	0.566(a)	01/28/16	4,750	4,757,030
Sr. Unsec’d. Notes	0.573(a)	04/29/16	20,000	20,006,140
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.605(a)	03/08/16	26,000	26,081,978
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550	09/18/15	25,000	25,243,825
Wells Fargo & Co., Sr. Unsec’d. Notes	1.175(a)	06/26/15	10,000	10,036,270
Sr. Unsec’d. Notes	1.500	07/01/15	30,000	30,140,430

				496,590,616

Brokerage 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	1.375	06/01/15	7,200	7,225,006
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000	05/25/10	50,000	7,250,000

				14,475,006

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable 1.0%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	0.790%(a)	04/15/16	35,000	$35,058,590

Capital Goods 1.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	0.750	01/22/16	20,000	20,066,380
United Technologies Corp., Sr. Unsec’d. Notes	0.734(a)	06/01/15	20,000	20,033,760

				40,100,140

Electric 0.8%
Georgia Power Co., Sr. Unsec’d. Notes	0.561(a)	03/15/16	20,000	19,987,280
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200	06/01/15	10,000	10,020,640

				30,007,920

Energy - Integrated 1.7%
Chevron Corp., Sr. Unsec’d. Notes	0.889	06/24/16	8,700	8,749,181
Husky Oil Ltd. (Canada), Sr. Unsec’d. Notes	7.550	11/15/16	30,560	33,539,203
Total Capital Canada Ltd. (France), Gtd. Notes	0.633(a)	01/15/16	20,000	20,056,680

				62,345,064

Foods 1.9%
General Mills, Inc., Sr. Unsec’d. Notes	0.553(a)	01/29/16	25,000	24,973,000
Kellogg Co., Sr. Unsec’d. Notes	0.463(a)	02/13/15	23,000	22,999,862
PepsiCo, Inc., Sr. Unsec’d. Notes	0.444(a)	02/26/16	20,000	20,021,240

				67,994,102

Healthcare & Pharmaceutical 3.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.200	11/06/15	40,000	40,115,560
Baxter International, Inc., Sr. Unsec’d. Notes	0.950	06/01/16	10,000	10,026,290
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700	03/18/16	37,500	37,604,775
McKesson Corp., Sr. Unsec’d. Notes	0.950	12/04/15	5,000	5,014,170
Merck & Co., Inc., Sr. Unsec’d. Notes	0.422(a)	05/18/16	40,000	40,060,200

				132,820,995

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance 1.9%
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	0.632%(a)	04/10/17	35,000	$35,089,600
New York Life Global Funding, Sr. Sec’d. Notes, 144A	3.000	05/04/15	13,025	13,112,385
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.606(a)	05/27/16	20,000	20,050,000

				68,251,985

Lodging 0.5%
Carnival Corp., Gtd. Notes	1.200	02/05/16	17,000	17,019,278

Metals 0.8%
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050	10/23/15	30,000	30,109,620

Non-Captive Finance 1.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.851(a)	01/08/16	20,000	20,102,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.000	01/08/16	25,000	25,118,025

				45,220,025

Oil & Gas Equipment & Services 1.3%
Cameron International Corp., Sr. Unsec’d. Notes	1.150	12/15/16	12,000	11,853,228
Devon Energy Corp., Sr. Unsec’d. Notes	0.691(a)	12/15/15	35,000	34,963,250

				46,816,478

Retailers 1.4%
CVS Health Corp., Sr. Unsec’d. Notes	1.200	12/05/16	25,000	25,216,100
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	0.682(a)	05/18/16	25,000	25,002,975

				50,219,075

Technology 0.9%
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.515(a)	03/03/17	35,000	34,955,935

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	0.618%(a)	02/12/16	37,000	$37,009,768
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.771(a)	09/15/16	10,000	10,179,380
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500	09/15/16	20,590	21,069,726

				68,258,874

Tobacco 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	1.400	06/05/15	20,000	20,035,120

TOTAL CORPORATE BONDS (cost $1,409,297,767)				1,383,163,242

MUNICIPAL BOND 0.7%

California
University of California, Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	0.671(a)	07/01/17	25,000	24,989,500

NON-CORPORATE FOREIGN AGENCY 1.0%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.032(a)	04/10/17	36,275	36,039,575

U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Notes(c) (cost $10,016,262)	2.375	02/28/15	10,000	10,016,020

TOTAL LONG-TERM INVESTMENTS (cost $3,407,376,234)				3,442,579,022

			Shares
SHORT-TERM INVESTMENTS 6.3%

AFFILIATED MONEY MARKET MUTUAL FUND 1.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $54,147,497)(Note 3)(d)			54,147,497	54,147,497

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER(e) 0.9%
Centrica PLC, 144A	0.509%	03/13/15	20,000	$19,993,800
Electricite de France, 144A	0.746	01/06/16	15,000	14,905,950

TOTAL COMMERCIAL PAPER (cost $34,885,718)				34,899,750

TIME DEPOSITS 3.9%
Equity Residential(f)	0.400	02/17/15	35,000	35,000,000
Kimco Realty Corp.(f)	0.400	03/04/15	15,000	15,000,000
Liberty Property LP(f)	0.400	02/17/15	15,000	15,000,000
UDR, Inc.(f)	0.400	02/17/15	50,000	50,000,000
Weingarten Realty Corp.	0.350	02/03/15	8,000	8,000,000
Weingarten Realty Corp.	0.380	02/02/15	20,000	20,000,000

TOTAL TIME DEPOSITS (cost $143,000,000)				143,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $232,033,215)				232,047,247

TOTAL INVESTMENTS 100.6% (cost $3,639,409,449; Note 5)				3,674,626,269
Liabilities in excess of other assets(g) (0.6)%				(22,621,679)

NET ASSETS 100.0%				$3,652,004,590

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CMBS—Collateralized Mortgage-Backed Security

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SLM—Student Loan Mortgage

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

34

(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at January 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
40,000	02/03/15	0.575%	3 Month LIBOR(1)	$(91,914)	$—	$(91,914)	Bank of Nova Scotia
25,000	06/22/15	0.640%	3 Month LIBOR(1)	(48,137)	—	(48,137)	Bank of Nova Scotia
30,000	08/02/15	0.484%	3 Month LIBOR(1)	(87,903)	—	(87,903)	Bank of Nova Scotia
20,000	12/07/15	0.757%	3 Month LIBOR(1)	(84,766)	—	(84,766)	Bank of Nova Scotia
25,000	02/01/16	0.588%	3 Month LIBOR(1)	(109,112)	—	(109,112)	Bank of Nova Scotia
25,000	03/04/16	0.505%	3 Month LIBOR(1)	(66,403)	—	(66,403)	Bank of America
50,000	03/15/16	0.546%	3 Month LIBOR(1)	(155,300)	—	(155,300)	Deutsche Bank AG
25,000	04/13/16	0.925%	3 Month LIBOR(1)	(209,289)	—	(209,289)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 Month LIBOR(1)	(63,639)	—	(63,639)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 Month LIBOR(1)	(101,157)	—	(101,157)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 Month LIBOR(1)	(34,604)	—	(34,604)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 Month LIBOR(1)	(11,204)	—	(11,204)	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 Month LIBOR(1)	(42,671)	—	(42,671)	Bank of Nova Scotia
25,000	12/06/16	0.575%	3 Month LIBOR(1)	24,612	—	24,612	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(437,708)	—	(437,708)	Barclays Capital Group

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
13,000	05/16/18	4.531%	3 Month LIBOR(1)	$(1,592,106)	$—	$(1,592,106)	Barclays Capital Group
20,000	02/18/20	4.762%	3 Month LIBOR(1)	(3,775,625)	—	(3,775,625)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 Month LIBOR(1)	138,242	—	138,242	Bank of Nova Scotia

				$(6,748,684)	$—	$(6,748,684)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-Traded Swap Agreements:
35,000	11/13/15	0.453%	3 Month LIBOR(1)	$—	$(31,843)	$(31,843)
25,000	12/15/15	2.938%	3 Month LIBOR(1)	—	(561,730)	(561,730)
60,000	01/14/16	0.508%	3 Month LIBOR(1)	—	(73,417)	(73,417)
25,000	04/28/16	0.557%	3 Month LIBOR(1)	212	(29,711)	(29,923)
25,000	05/02/16	0.536%	3 Month LIBOR(1)	213	(22,326)	(22,539)
40,000	07/15/16	0.800%	3 Month LIBOR(1)	—	(158,207)	(158,207)
30,000	09/13/16	1.036%	3 Month LIBOR(1)	285	(219,254)	(219,539)
50,000	09/19/16	0.774%	3 Month LIBOR(1)	275	(151,613)	(151,888)
20,000	11/13/16	0.598%	3 Month LIBOR(1)	—	13,998	13,998
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	(23,679)	(23,879)
15,000	03/04/17	0.828%	3 Month LIBOR(1)	188	(29,936)	(30,124)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	227	(381,809)	(382,036)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(204,053)	(204,248)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(162,834)	(163,017)
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(168,473)	(168,473)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,358,055)	(1,358,055)

				$1,978	$(3,562,942)	$(3,564,920)

A U.S. Treasury obligation with a market value of $1,732,771 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at January 31, 2015.

(1)	The Series pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

36

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$935,599,412	$—
Residential Mortgage-Backed Securities	—	498,540,147	—
Commercial Mortgage-Backed Securities	—	554,231,126	—
Corporate Bonds	—	1,383,163,242	—
Municipal Bond	—	24,989,500	—
Non-Corporate Foreign Agency	—	36,039,575	—
U.S. Treasury Obligation	—	10,016,020	—
Affiliated Money Market Mutual Fund	54,147,497	—	—
Commercial Paper	—	34,899,750	—
Time Deposits	—	143,000,000	—
Other Financial Instruments*
Over-the-counter interest rate swaps	—	(6,748,684)	—
Exchange-traded interest rate swaps	—	(3,564,920)	—

Total	$54,147,497	$3,610,165,168	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows (Unaudited):

Non-Residential Mortgage-Backed Securities	25.6%
Commercial Mortgage-Backed Securities	15.2
Residential Mortgage-Backed Securities	13.6
Banking	13.6
Time Deposits	3.9
Healthcare & Pharmaceutical	3.6
Automotive	3.4
Telecommunications	1.9
Insurance	1.9
Foods	1.9
Energy—Integrated	1.7
Affiliated Money Market Mutual Fund	1.5
Retailers	1.4
Oil & Gas Equipment & Services	1.3
Non-Captive Finance	1.2
Capital Goods	1.1%
Non-Corporate Foreign Agency	1.0
Cable	1.0
Technology	0.9
Commercial Paper	0.9
Metals	0.8
Electric	0.8
Municipal Bond	0.7
Tobacco	0.5
Lodging	0.5
Brokerage	0.4
U.S. Treasury Obligation	0.3

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$13,998	*	Due from/to broker—variation margin swaps	$3,578,918	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	162,854		Unrealized depreciation on over-the-counter swap agreements	6,911,538

Total		$176,852			$10,490,456

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

38

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(7,937,327)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$577,559

For the year ended January 31, 2015, the Fund’s average notional amount for interest rate swaps was $837,720,000.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$—	$—	$ —	$ —
Bank of Nova Scotia	162,854	(162,854)	—	—
Barclays Capital Group	—	—	—	—
Deutsche Bank AG	—	—	—	—
Royal Bank of Scotland Group PLC	—	—	—	—

$162,854

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2015 continued

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(66,403)	$—	$—	$(66,403)
Bank of Nova Scotia	(884,396)	162,854	627,217	(94,325)
Barclays Capital Group	(2,029,814)	—	1,824,999	(204,815)
Deutsche Bank AG	(155,300)	—	—	(155,300)
Royal Bank of Scotland Group PLC	(3,775,625)	—	3,612,566	(163,059)

	$(6,911,538)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

40

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • JANUARY 31, 2015

Prudential Core Short-Term Bond Fund

Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2015

Assets
Investments at value:
Unaffiliated investments (cost $3,585,261,952)	$3,620,478,772
Affiliated investments (cost $54,147,497)	54,147,497
Cash	1,463,991
Dividends and interest receivable	6,063,139
Receivable for Fund shares sold	4,113,997
Unrealized appreciation on over-the-counter swap agreements	162,854
Prepaid expenses	20,719

Total assets	3,686,450,969

Liabilities
Payable for investments purchased	22,971,175
Unrealized depreciation on over-the-counter swap agreements	6,911,538
Dividends payable	4,113,996
Due to broker—variation margin swaps	277,858
Accrued expenses and other liabilities	95,032
Management fee payable	60,101
Affiliated transfer agent fee payable	16,679

Total liabilities	34,446,379

Net Assets	$3,652,004,590

Net assets were comprised of:
Shares of beneficial interest, at par	$391,327
Paid-in capital in excess of par	3,907,413,340

3,907,804,667
Undistributed net investment income	3,234,695
Accumulated net realized loss on investment transactions	(283,937,988)
Net unrealized appreciation on investments	24,903,216

Net assets, January 31, 2015	$3,652,004,590

Net asset value and redemption price per share ($3,652,004,590 ÷ 391,326,530 shares of $.001 par value common stock issued and outstanding)	$9.33

See Notes to Financial Statements.

42

Prudential Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2015

Net Investment Income
Income
Interest income	$63,241,058
Affiliated dividend income	58,500

Total income	63,299,558

Expenses
Management fee	693,285
Custodian’s fees and expenses	108,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	101,000
Insurance expenses	43,000
Audit fee	34,000
Legal fees and expenses	18,000
Trustees’ fees	13,000
Shareholders’ reports	11,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	11,412

Total expenses	1,037,697

Net investment income	62,261,861

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	283,575
Swap agreement transactions	(7,937,327)

(7,653,752)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,045,660)
Swap agreements	577,559

(7,468,101)

Net loss on investment transactions	(15,121,853)

Net Increase In Net Assets Resulting From Operations	$47,140,008

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2015	2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$62,261,861	$73,498,370
Net realized loss on investment transactions	(7,653,752)	(13,096,947)
Net change in unrealized appreciation (depreciation) on investments	(7,468,101)	1,859,953

Net increase in net assets resulting from operations	47,140,008	62,261,376

Dividends from net investment income (Note 1)	(46,447,865)	(50,661,292)

Fund share transactions (Note 6)
Net asset value of shares issued in reinvestment of dividends	46,473,100	50,635,759
Cost of shares reacquired	(83,000,000)	(64,500,000)

Net decrease in net assets from Fund share transactions	(36,526,900)	(13,864,241)

Total decrease	(35,834,757)	(2,264,157)

Net Assets:
Beginning of year	3,687,839,347	3,690,103,504

End of year(a)	$3,652,004,590	$3,687,839,347

(a) Includes undistributed net investment income of:	$3,234,695	$3,743,315

See Notes to Financial Statements.

44

Notes to Financial Statements

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund (the “Money Market Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At January 31, 2015, 100% of the shares outstanding were owned by such entities of which 3 shareholders held 78.0% of outstanding shares of the Short-Term Bond Fund and 1 shareholder held 5.4% of outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair

Prudential Investment Portfolios 2	45

Notes to Financial Statements

continued

value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

46

Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Investment Portfolios 2	47

Notes to Financial Statements

continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the

48

collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons positioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into interest rate swaps and may enter into credit default and total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a

Prudential Investment Portfolios 2	49

Notes to Financial Statements

continued

protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

50

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Currency Swaps: The Short-Term Bond may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposure associated with the referenced asset in the normal course of pursuing its investment objectives. The Short-Term Bond may enter into total return swaps to manage their exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties

Prudential Investment Portfolios 2	51

Notes to Financial Statements

continued

that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

52

As of January 31, 2015, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential Investment Portfolios 2	53

Notes to Financial Statements

continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Under a management agreement with the Core Fund, PI manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. The Core Fund reimburses PI for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the year ended January 31, 2015, the costs were at an effective annual rate of .005% for the Money Market Fund and .019% for the Short-Term Bond Fund.

PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Core Fund. PIM is obligated to keep certain books and records of the Core Fund. For its services, PIM is reimbursed by PI for direct costs, excluding profit and overhead, incurred by PIM in furnishing services to PI.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as affiliated dividend income.

54

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of portfolio securities, other than short-term investments, for the year ended January 31, 2015, were $1,186,351,740 and $1,253,490,797, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized gain/loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain/loss on investment transactions. For the year ended January 31, 2015, the adjustments for the Taxable Money Market Fund were to increase undistributed net investment income and decrease accumulated net realized gain on investments by $434,838 due to reclassification of dividends. For the year ended January 31, 2015, the adjustments for the Short-Term Bond Fund were to decrease undistributed net investment income and decrease accumulated net realized loss on investment transactions by $16,322,616 due to reclassification of paydown gains/losses and swap income. Net investment income, net realized gain/loss on investments and net assets were not affected by this change.

The tax character of distributions paid during the year ended January 31, 2015 were as follows:

Fund	Ordinary Income	Total Distributions
Taxable Money Market Fund	$58,910,344	$58,910,344
Short-Term Bond Fund	$46,447,865	$46,447,865

The tax character of distributions paid during the year ended January 31, 2014 were as follows:

Fund	Ordinary Income	Total Distributions
Taxable Money Market Fund	$55,563,341	$55,563,341
Short-Term Bond Fund	$50,661,292	$50,661,292

Prudential Investment Portfolios 2	55

Notes to Financial Statements

continued

As of January 31, 2015, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
Taxable Money Market Fund*	$5,724,971
Short-Term Bond Fund**	$6,243,641

*	Includes a timing difference of $5,709,328 for dividends payable.
**	Includes a timing difference of $4,113,996 for dividends payable

The United States federal income tax basis of the investments and the net unrealized appreciation for the Short-Term Bond Fund as of January 31, 2015 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Adjusted Net Unrealized Appreciation
$3,639,409,449	$89,412,230	$(54,195,410)	$35,216,820	$(9,208,553)	$26,008,267

The difference between book basis and tax basis and other cost basis adjustments was primarily attributable to appreciation (depreciation) of swaps.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Core Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Short-Term Bond Fund utilized approximately $8,669,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended January 31, 2015. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2015, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	107,701,000
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$283,938,000

56

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2015:
Shares sold	274,232,461,445	$274,232,461,445	—	$—
Shares issued in reinvestment of dividends and distributions	57,613,148	57,613,148	4,970,849	46,473,100
Shares reacquired	(269,093,963,593)	(269,093,963,593)	(8,880,444)	(83,000,000)

Net increase (decrease) in shares outstanding	5,196,111,000	$5,196,111,000	(3,909,595)	$(36,526,900)

Year ended January 31, 2014:
Shares sold	293,351,767,986	$293,351,753,554	—	$—
Shares issued in reinvestment of dividends and distributions	56,367,576	56,367,576	5,437,652	50,635,759
Shares reacquired	(288,153,420,733)	(288,153,406,333)	(6,940,175)	(64,500,000)

Net increase (decrease) in shares outstanding	5,254,714,829	$5,254,714,797	(1,502,523)	$(13,864,241)

Note 7. Borrowings and Overdrafts

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% if the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2015.

Prudential Investment Portfolios 2	57

Financial Highlights

Prudential Core Taxable Money Market Fund
	Year Ended January 31,
	2015		2014		2013		2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income and net realized gains	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)
Dividends and distributions to shareholders	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	.15%		.15%		.21%		.20%		.27%

Ratios/Supplemental Data:
Net assets, end of year (000)	$43,585,206		$38,389,097		$33,134,378		$31,319,289		$20,569,201
Average net assets (000)	$40,003,023		$37,135,455		$33,655,642		$27,404,748		$20,000,768
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.01%		.01%		.01%		.01%		.01%
Expenses before waivers and/or expense reimbursement	.01%		.01%		.01%		.01%		.01%
Net investment income	.15%		.15%		.21%		.19%		.27%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

58

Prudential Core Short-Term Bond Fund
	Year Ended January 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.33	$9.30	$8.90	$9.01	$8.69
Income (loss) from investment operations:
Net investment income	.16	.19	.16	.15	.15
Net realized and unrealized gain (loss) on investment transactions	(.04)	(.03)	.37	(.14)	.29
Total from investment operations	.12	.16	.53	.01	.44
Less Dividends:
Dividends from net investment income	(.12)	(.13)	(.13)	(.12)	(.12)
Net asset value, end of year	$9.33	$9.33	$9.30	$8.90	$9.01
Total Return(a):	1.28%	1.72%	5.97%	.12%	5.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,652,005	$3,687,839	$3,690,104	$3,540,330	$3,638,765
Average net assets (000)	$3,649,937	$3,680,946	$3,609,806	$3,598,740	$3,570,455
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.03%	.03%	.03%	.03%	.03%
Expenses before waivers and/or expense reimbursement	.03%	.03%	.03%	.03%	.03%
Net investment income	1.71%	2.00%	1.74%	1.62%	1.73%
Portfolio turnover rate	34%	52%	49%	31%	43%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	59

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statements of assets and liabilities of Prudential Core Taxable Money Market Fund and Prudential Core Short-Term Bond Fund (hereafter referred to as the “Funds”), each a series of Prudential Investment Portfolios 2, including the portfolios of investments, as of January 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 23, 2015

60

Federal Income Tax Information

(Unaudited)

For the year ended January 31, 2015, the Taxable Money Market Fund and Short-Term Bond Fund both report 100% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after January 31, 2015. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2016, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2015.

Prudential Investment Portfolios 2	61

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 2, which is comprised of Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(b) Kevin J. Bannon;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(c) Linda W. Bynoe;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(d) Keith F. Hartstein;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(e) Michael S. Hyland;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(f) Stephen P. Munn;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(g) James E. Quinn;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(h) Richard A. Redeker;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(i) Stephen G. Stoneburn;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(j) Stuart S. Parker;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

62

	SHARES VOTED	% OF VOTED	% OF TOTAL
(k) Scott E. Benjamin; and
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(l) Grace C. Torres.
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Core Taxable Money Market Fund (the “Fund”), approved the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval; and

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	20,887,998,376.150	100%	52.190%
AGAINST	0.000	0%	0%
ABSTAIN	0.000	0%	0%
TOTAL	20,887,998,376.150	100%	52.190%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	20,887,998,376.150	100%	52.190%
AGAINST	0.000	0%	0%
ABSTAIN	0.000	0%	0%
TOTAL	20,887,998,376.150	100%	52.190%

Prudential Investment Portfolios 2	63

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 2, which is comprised of Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(b) Kevin J. Bannon;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(c) Linda W. Bynoe;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(d) Keith F. Hartstein;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(e) Michael S. Hyland;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(f) Stephen P. Munn;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(g) James E. Quinn;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(h) Richard A. Redeker;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(i) Stephen G. Stoneburn;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(j) Stuart S. Parker;
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

64

	SHARES VOTED	% OF VOTED	% OF TOTAL

(k) Scott E. Benjamin; and
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

(l) Grace C. Torres.
FOR	21,191,565,468.940	100%	52.439%
WITHHELD	0.000	0%	0%

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Core Short-Term Bond Fund (the “Fund”), approved the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval; and

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	303,567,092.790	100%	77.983%
AGAINST	0.000	0%	0%
ABSTAIN	0.000	0%	0%
TOTAL	303,567,092.790	100%	77.983%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	303,567,092.790	100%	77.983%
AGAINST	0.000	0%	0%
ABSTAIN	0.000	0%	0%
TOTAL	303,567,092.790	100%	77.983%

Prudential Investment Portfolios 2	65

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (56) Board Member Portfolios Overseen: 66	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (62) Board Member Portfolios Overseen: 66	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (62) Board Member Portfolios Overseen: 66	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Investment Portfolios 2

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (58) Board Member Portfolios Overseen: 66	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Board Member Portfolios Overseen: 66	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Stephen P. Munn (72) Board Member Portfolios Overseen: 66	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (63) Board Member Portfolios Overseen: 66	Retired; formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1994).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (71) Board Member & Independent Chair Portfolios Overseen: 71	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

Visit our website at www.prudentialfunds.com

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen G. Stoneburn (71) Board Member Portfolios Overseen: 66	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (52) Board Member & President Portfolios Overseen: 66	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (41) Board Member & Vice President Portfolios Overseen: 66	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Investment Portfolios 2

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Grace C. Torres* (55) Board Member Portfolios Overseen: 64	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	None.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (37) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008

Prudential Investment Portfolios 2

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (51) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (47) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (46) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2015 and January 31, 2014, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $56,775 and $56,775 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2015 and 2014. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2015 and 2014 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2
By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	March 20, 2015
By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer
Date:	March 20, 2015